Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2018
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	50 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	10 years